CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 23,476	$ 76,528
Restricted cash	0	126
Accounts receivable, net of allowance of $126 and $3,237, respectively	901	1,388
Prepaid expenses and other current assets	2,173	3,198
Total current assets	26,550	81,240
Property and equipment, net	41,130	47,981
Operating lease right-of-use assets	3,195	8,171
Other non-current assets	5,507	6,463
Total assets	76,382	143,855
Current liabilities
Accounts payable	7,935	9,850
Warrant liabilities	2,795	8,335
Earnout liabilities	419	1,353
Operating lease liabilities	2,143	2,176
Contract liabilities	3,728	1,941
Accrued expenses and other liabilities	4,372	6,417
Total current liabilities	21,392	30,072
Operating lease liabilities	1,789	6,063
Contract liabilities	1,000	1,000
Other non-current liabilities	526	522
Total liabilities	24,707	37,657
Commitments and contingencies (Note 20)
Stockholders' equity
Preferred stock, $0.0001 par value	0	0
Ordinary Shares, $0.0001 par value, unlimited shares authorized, 77,289,166 Class A ordinary shares issued and 76,721,343 shares outstanding; and 13,582,642 convertible Class B ordinary shares issued and outstanding as of December 31, 2023 and 76,180,618 Class A ordinary shares issued and 75,612,795 shares outstanding and 13,582,642 convertible Class B ordinary shares issued and outstanding as of December 31, 2022	0	0
Treasury stock, at cost, 567,823 shares as of December 31, 2023 and 567,823 shares as of December 31, 2022	(8,603)	(8,603)
Additional paid-in capital	344,144	337,928
Accumulated other comprehensive loss	(33)	(312)
Retained earnings (accumulated deficit)	(283,833)	(222,815)
Total stockholders’ equity	51,675	106,198
Total liabilities and stockholders' equity	$ 76,382	$ 143,855